JPMorgan Investor Growth and Income Fund Annual Fund Operating Expenses - R2 R3 R4 R5 Shares [Member] - JPMorgan Investor Growth and Income Fund	Jun. 30, 2026
Class R2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.02%	[1]
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.39%	[1]
Expenses (as a percentage of Assets)	1.21%
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.02%	[1]
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.39%	[1]
Expenses (as a percentage of Assets)	0.96%
Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.02%	[1]
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.39%	[1]
Expenses (as a percentage of Assets)	0.71%
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.02%	[1]
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.39%	[1]
Expenses (as a percentage of Assets)	0.56%

[1]	"Remainder of Other Expenses" and "Acquired Fund (Underlying Fund) Fees and Expenses" are based on estimated amounts for the current fiscal year.